Accounts receivable - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Impairment loss recognised in profit or loss, trade receivables	€ 8	€ 1	€ 12
Gross value of overdue receivables	689	452	455
Derecognized receivables	€ 761	€ 131	€ 3